Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets

	2023	2022
	S$’000	S$’000
Composition:
Goodwill (Note 15(a))	325,411	347,144
Trademarks, brand and domain names (Note 15(b))	7,146	8,803
Acquired computer software (Note 15(c))	643	1,190
Property data (Note 15(d))	555	431
Internally developed computer software (Note 15(e))	31,071	30,140
Development cost in progress (Note 15(f))	13,352	5,928
	378,178	393,636

Summary of Reconciliation of Changes in Goodwill
(a)
Goodwill

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	347,144	362,448
Currency revaluation adjustments	(17,549)	(17,380)
Impairment during the year	(4,184)	—
Acquisition of a subsidiary*	—	2,076
End of financial year	325,411	347,144

*Certain amounts in the prior year have been re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022.

	2023	2022
	S$’000	S$’000
Vietnam marketplace	107,561	112,080
Malaysia marketplace[1]	201,774	214,614
Others[2]	16,076	20,450
	325,411	347,144

1.
Comprises of iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd. and PropertyGuru Malaysia International (Malaysia) Sdn Bhd.
2.
Comprise of Singapore marketplace, Thailand marketplace, Indonesia marketplace, Data and Sendhelper CGUs.

2023
Enterprise Value / Sales Multiple
Vietnam marketplace	7.7x
Malaysia marketplace	7.7x

Headroom (S$'000)
Vietnam marketplace	28,938
Malaysia marketplace	11,111

Summary of Key Assumption Used for Fair Value less Cost to Sell Calculations

	2022
	Revenue growth rate[1]	Terminal growth rate[2]	Discount rate[3]
Vietnam marketplace	18-38%	6.0%	23.0%
Malaysia marketplace	20-36%	4.0%	16.2%
Others	4-234%	3.0% - 5.5%	14.5% - 23.1%

1.
Budgeted revenue growth rate
2.
Weighted average growth rate used to extrapolate cash flows beyond the budget period
3.
Pre-tax discount rate applied to the pre-tax cash flow projections

Trademarks Brand And Domain Names [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(b)
Trademarks, brand and domain names

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	20,877	20,738
Additions	25	15
Acquisition of a subsidiary	—	962
Disposals during the year	(4,674)	(8)
Currency revaluation adjustments	(253)	(830)
End of financial year	15,975	20,877
Accumulated amortisation and impairment
Beginning of financial year	12,074	11,238
Amortisation charge	1,298	1,288
Impairment charge	42	—
Disposals during the year	(4,654)	(1)
Currency revaluation adjustments	69	(451)
End of financial year	8,829	12,074
Net book value	7,146	8,803

Computer software [member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(c)
Acquired computer software

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	3,895	2,855
Additions	133	689
Reclassification from internally developed computer software	—	426
Disposals during the year	(11)	(40)
Currency revaluation adjustments	(40)	(35)
End of financial year	3,977	3,895
Accumulated amortisation
Beginning of financial year	2,705	1,909
Amortisation charge	663	727
Reclassification from internally developed computer software	—	100
Disposals during the year	(11)	(17)
Currency revaluation adjustments	(23)	(14)
End of financial year	3,334	2,705
Net book value	643	1,190

Internally Developed Computer Software [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(e)
Internally developed computer software

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	54,727	27,644
Acquisition of a subsidiary	—	92
Transfers from development cost in progress	17,417	28,103
Reclassification to acquired computer software	—	(426)
Disposals during the year	(232)	—
Currency revaluation adjustments	(870)	(686)
End of financial year	71,042	54,727
Accumulated amortisation and impairment
Beginning of financial year	24,587	12,635
Amortisation charge	15,570	12,340
Impairment charge	721	—
Reclassification to acquired computer software	—	(100)
Disposals during the year	(232)	—
Transfer from development cost in progress	—	80
Currency revaluation adjustments	(675)	(368)
End of financial year	39,971	24,587
Net book value	31,071	30,140

Intangible assets under development [member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(f)
Development cost in progress

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	5,928	13,105
Additions	25,560	21,107
Transfers to internally developed computer software	(17,417)	(28,103)
Write off during the year	(516)	(84)
Currency revaluation adjustments	(203)	(97)
End of financial year	13,352	5,928
Accumulated impairment
Beginning of financial year	—	84
Impairment charge	516	—
Transfers to internally developed computer software	—	(80)
Impairment written off during the year	(516)	—
Currency revaluation adjustments	—	(4)
End of financial year	—	—
Net book value	13,352	5,928

Property Data [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(d)
Property data

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	704	355
Additions	415	368
Disposals during the year	(34)	—
Currency revaluation adjustments	(42)	(19)
End of financial year	1,043	704
Accumulated amortisation
Beginning of financial year	273	122
Amortisation charge	271	160
Disposals during the year	(34)	—
Currency revaluation adjustments	(22)	(9)
End of financial year	488	273
Net book value	555	431